Going concern and risk management policies	6 Months Ended
Jun. 30, 2020
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Going concern and risk management policies
2 1 .	Going concern and risk management policies
In considering going concern and liquidity risk, the Directors have reviewed the Group’s future cash requirements and earnings projections. The Directors believe these forecasts have been prepared on a prudent basis and have also considered the impact of a range of potential changes to trading performance. The Company’s forecasts and projections, taking account of (i) reasonably possible declines in revenue less pass-through costs; (ii) remote declines in revenue less pass-through costs for stress-testing purposes as a consequence of the
COVID-19
pandemic compared to 2019; and considering the Group’s bank covenant and liquidity headroom taking into account the suspension of share buybacks and the cancellation of the final dividend in 2019 and cost mitigation actions which are and which could be implemented, show that the Company and the Group would be able to operate with appropriate liquidity and within its banking covenants and be able to meet its liabilities as they fall due. The Company modelled a range of revenue less pass-through costs declines from 15% to over 35%. The Directors have concluded that the Group will be able to operate within its current facilities and comply with its banking covenants for the foreseeable future and therefore believe it is appropriate to prepare the financial statements of the Group on a going concern basis and that there are
no material uncertainties which gives rise to a significant going concern risk. The potential impact of Brexit has been considered and is not deemed to have a significant effect on this assessment.
At 30 June 2020, the Group has access to £7.4 billion of
committed
facilities with maturity dates spread over the years 202
1
 to 2046 as illustrated below:

	Maturity by year
		2021	2022	2023	2024	2025+
	£m	£m	£m	£m	£m	£m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $220m (5.625% ’43)	177.6					177.6
US bond $93m (5.125% ’42)	75.0					75.0
£ bonds £250m (3.75% ’32)	250.0					250.0
Eurobonds €600m (1.625% ’30)	545.0					545.0
Eurobonds €750m (2.375% ’27)	681.2					681.2
Eurobonds €750m (2.25% ’26)	681.2					681.2
Eurobonds €500m (1.375% ’25)	454.1					454.1
US bond $750m (3.75% ’24)	605.9				605.9
Bank revolver ($2,500m ‘24)	2,019.5				2,019.5
Eurobonds €750m (3.0% ’23)	681.2			681.2
US bond $500m (3.625% ’22)	403.9		403.9
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	227.1		227.1
Bank revolver (A$420m ‘21)	233.8	233.8
Total committed facilities available	7,435.5	233.8	631.0	681.2	2,625.4	3,264.1
Drawn down facilities at 30 June 2020	5,291.9	109.7	631.0	681.2	605.9	3,264.1
Undrawn committed credit facilities	2,143.6
Given its debt maturity profile and available facilities, the Directors believe the Group has sufficient liquidity to match its requirements for the foreseeable future.
Treasury management
The Group’s treasury activities are principally concerned with monitoring of working capital, managing external and internal funding requirements and monitoring and managing financial market risks, in particular risks from movements in interest and foreign exchange rates.

The Group’s risk management policies relating to foreign currency risk, interest rate risk, liquidity risk, capital risk and credit risk are presented in the notes to the consolidated financial statements of the 2019 Annual Report on Form
20-F
and in the opinion of the Board remain relevant for the remaining six months of the year.